Related party transactions - Schedule of Compensation Paid to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 31	€ 38	€ 31
Post-employment benefits	(16)	9	8
Share-based payment	30	33	15
Total recognized in profit or loss	€ 45	€ 80	€ 54